SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Exploration and evaluation expenses	$ 19,179,186	$ 22,575,096	$ 12,432,493
Administration expenses	1,819,170	1,597,495	1,161,870
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	8,894,000	11,372,000	6,777,000
Administration expenses	317,000	389,000	347,000
Total	$ 9,211,000	$ 11,761,000	$ 7,124,000